Financial assets measured at fair value through OCI (Tables)	12 Months Ended
Dec. 31, 2021
Entity [Table]
Financial Assets Measured At Fair Value Through Other Comprehensive Income Tables Explanatory
USD million 31.12.21 31.12.20
Financial assets measured at fair value through other comprehensive income
1
Debt instruments
Governments and government agencies 8,522 8,155
of which: USA 7,507 7,727
Banks 322 103
Total financial assets measured at fair value through other comprehensive income 8,844 8,258
Unrealized gains / (losses) recognized in Other comprehensive income
Unrealized gains, before tax 67 204
Unrealized (losses), before tax (80) (4)
Net unrealized gains / (losses), before tax (13) 200
Net unrealized gains / (losses), after tax (7) 151
1 Refer to Note 21c for more information about product type and fair value hierarchy categorization. Refer also to Note 9 and

Note 20 for more information about expected credit loss measurement.

UBS AG
Entity [Table]
Financial Assets Measured At Fair Value Through Other Comprehensive Income Tables Explanatory
USD million 31.12.21 31.12.20
Financial assets measured at fair value through other comprehensive income
1
Debt instruments
Governments and government agencies 8,522 8,155
of which: USA 7,507 7,727
Banks 322 103
Total financial assets measured at fair value through other comprehensive income 8,844 8,258
Unrealized gains / (losses) recognized in Other comprehensive income
Unrealized gains, before tax 67 204
Unrealized (losses), before tax (80) (4)
Net unrealized gains / (losses), before tax (13) 200
Net unrealized gains / (losses), after tax (7) 151
1 Refer to Note 21c for more information about product type and fair value hierarchy categorization. Refer also to Note 9 and Note 20 for more information about expected credit loss measurement.